As filed with the Securities and Exchange Commission on December 14, 1998
                                                     File Nos.: 811-07959
                                                                333-42505


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO. 1

                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (602) 952-1100
              (Registrant's Telephone Number, Including Area Code)

                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                    (Address of Principal Executive Offices)
                               ------------------
                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                     (Name and Address of Agent for Service)
                               -------------------
                                    Copy to:
                               Julie Allecta, Esq.
                               Kelvin Leung, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. It is proposed that this filing will become effective on January 11, 1999 but in no event later than January 22, 1999 pursuant to Rule 488.

No filing fee is required under the 1933 Act because an indefinite number of shares of beneficial interest, with par value $0.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                                SF:58206.2

                              CROSS REFERENCE SHEET


Form N-14 Part A, Item    Location in Prospectus/Proxy Statement

       1                  Front Cover; Cross Reference

       2                  Table of Contents

       3 Introduction; Description of the Proposed Reorganization; Comparison of the Funds; Risk Factors

       4 Introduction, The Transaction, The Proposal, Description of the Proposed Reorganization

      5, 6 The Transaction, Comparison of the Funds; Risk Factors; Further Information About the Fund and the New Fund

       7                  Shares and Voting; Vote Required

       8                  Not Applicable

       9

Form N-14 Part B, Item    Location in Statement of Additional Information

       10                 Cover Page

       11                 Table of Contents

       12 Incorporation of Documents by Reference in Statement of Additional Information

       13                 Not Applicable

       14 Incorporation of Documents by Reference in Statement of Additional Information

Form N-14 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.


                                                SF:58206.2

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 30 of Advisors Series Trust, filed October 15, 1998 (SEC File No. 33-17391) and scheduled to become effective on December 29, 1998:

         Preliminary Prospectus for SB&H Mid Cap Fund, dated ____________, 1998

         Preliminary Statement of Additional Information for SB&H Mid Cap Fund, dated _________________, 1998

From Post-Effective Amendment No. 31 of VAM Institutional Funds, Inc., filed August 27, 1998 (SEC File No. 2-95930):

         Prospectus for Segall Bryant & Hamill Growth and Income Fund, dated August 27, 1998

         Statement of Additional Information for Segall Bryant & Hamill Growth and Income Fund, dated August 27, 1998

As previously sent to shareholders of the Segall Bryant & Hamill Growth and Income Fund and filed with the SEC pursuant to Rule 30b2-1:

         Annual Report for the Segall Bryant & Hamill Growth and Income Fund for the fiscal year ended April 30, 1998.



                                                SF:58206.2

                   PART A




                                                SF:58206.2

                          VAM INSTITUTIONAL FUNDS, INC.
                             90 South Seventh Street
                                   Suite 4300
                              Minneapolis, MN 55402

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                  SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND
                           TO BE HELD JANUARY 29, 1999

                             To the Shareholders of
                 Segall Bryant & Hamill Growth and Income Fund:

                  NOTICE IS HEREBY GIVEN that a special meeting (the "Meeting") of shareholders of Segall Bryant & Hamill Growth and Income Fund (the "Fund"), a series of VAM Institutional Funds, Inc., will be held at the offices of the Fund, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402 on January 29, 1999, at 10:00 a.m., local time, for the following purposes:

         1. To approve or disapprove a proposed reorganization of the Fund into the SB&H Mid Cap Fund, a newly formed series of Advisors Series Trust.

         2. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

                  Only shareholders of record at the close of business on December 21, 1998 (the "Record Date"), will be entitled to notice of and to vote at the Meeting or any adjournment thereof.

                                            By Order of the Board of Directors

                                            ----------------------------
                                            Thomas J. Abood, Secretary
January __, 1999

                              YOUR VOTE  IS  IMPORTANT  REGARDLESS  OF HOW  MANY
                                   SHARES YOU OWNED ON THE RECORD DATE.
                                           --------------------
PLEASE INDICATE YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY FORM, DATE AND SIGN IT, AND RETURN IT IN THE PRE-ADDRESSED ENVELOPE PROVIDED. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE REQUEST YOUR COOPERATION IN MAILING YOUR PROXY PROMPTLY.

                                                SF:58206.2

                          VAM INSTITUTIONAL FUNDS, INC.
                  Segall Bryant & Hamill Growth and Income Fund

                                       and

                              ADVISORS SERIES TRUST
                                SB&H Mid Cap Fund

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                           --------------------------
                             DATED: January __, 1999

         This document, which includes a Notice of Special Meeting of Shareholders, a Combined Proxy Statement and Prospectus and a form of Proxy, is being furnished in connection with the solicitation of proxies by the Board of Directors (the "Board of Directors") of VAM Institutional Funds, Inc. ("VAM Funds") for use at the Special Meeting (the "Meeting") of Shareholders of the Segall Bryant & Hamill Growth and Income Fund (the "Fund"), a separate series of VAM Funds, to be held on January 29, 1999.

         At the Meeting, the shareholders of the Fund will be asked to vote on the approval or disapproval of a proposed reorganization (the "Reorganization") of the Fund into SB&H Mid Cap Fund (the "New Fund"), a series of Advisors Series Trust ("AST Trust"). The Reorganization will include: (i) the transfer of all of the assets and liabilities of the Fund to the New Fund in exchange for shares of the New Fund (the "New Fund Shares") of equivalent value to the assets and liabilities transferred, (ii) the pro rata distribution of such New Fund Shares to shareholders of record of the Fund as of the effective date of the Reorganization (the "Effective Date") in full redemption of such shareholders' shares in the Fund, and (iii) the immediate liquidation and termination of the Fund. As a result of the Reorganization, each shareholder of the Fund as of the Effective Date will hold New Fund Shares having the same aggregate net asset value as the shares of the Fund held by such shareholder immediately before consummation of the Reorganization. Counsel to the New Fund will issue an opinion to the effect that for federal income tax purposes, the Reorganization will be treated as a tax-free reorganization that will not cause the Fund's shareholders to recognize a gain or loss for federal income tax purposes. See
Section II.A.3 below.

         The principal executive offices of VAM Funds are located at 90 South Street, Suite 4300, Minneapolis, MN 55402 (telephone: 612-376-7000). The principal executive offices of AST Trust are located at 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018 (telephone:
602-952-1100).

         This Combined Proxy Statement and Prospectus sets forth concisely the information that a shareholder of the Fund should know before voting on the proposal. It should be read and retained for future reference.

         The New Fund is a new series of AST Trust. The registration statement for the New

                                                SF:58206.2
                                                    1

Fund (which includes the Preliminary Prospectus and the Preliminary Statement of Additional Information for the New Fund) was initially filed with the Securities and Exchange Commission (the "SEC") on October 15, 1998 and is scheduled to become effective on December 29, 1998 and incorporated by reference herein. The Prospectus and Statement of Additional Information for the Fund dated August 27, 1998 and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith are on file with the SEC and are incorporated by reference herein. The Fund's Prospectus dated August 27, 1998 and the New Fund's preliminary Prospectus dated as of __________, 1998 accompany this document. The Statement of Additional Information of the Fund dated August 27, 1998 and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith, are available without charge by writing to the VAM Funds at 90 South Seventh Street, Suite 4300, Minneapolis, MN 55402, or by calling 612-376-7000.

         The Annual Report to Shareholders of the Fund for the fiscal year ended April 30, 1998, containing audited financial statements of the Fund previously has been mailed to each shareholder entitled to vote at the Meeting. Additional copies of that Annual Report are available without charge by writing or calling the VAM Funds at its address and telephone number listed above. The New Fund is a new series of AST Trust and has not commenced operations. Therefore, no Annual Report to Shareholders of the New Fund is available. It is expected that this Combined Proxy Statement and Prospectus will be mailed to shareholders on or about January __, 1999.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                SF:58206.2
                                                    2



                                            TABLE OF CONTENTS


I.       INTRODUCTION

         A.       THE TRANSACTION.........................................................................
         B.       THE PROPOSAL............................................................................
         C.       SHARES AND VOTING.......................................................................

II.      THE PROPOSAL:
         APPROVAL OF THE PROPOSED REORGANIZATION..........................................................
         A.       DESCRIPTION OF THE PROPOSED REORGANIZATION..............................................
                  1.       The Reorganization.............................................................
                  2.       Effect of the Reorganization...................................................
                  3.       Federal Income Tax Consequences................................................
                  4.       Description of the New Fund Shares.............................................
                  5.       Capitalization.................................................................
         B.       COMPARISON OF THE FUNDS.................................................................
                  1.       New Investment Objectives and Policies.........................................
                  2.       Investment Restrictions........................................................
                  3.       Comparative Summary of Investor Costs..........................................
                  4.       Comparative Performance Information............................................
                  5.       Advisory Fees, Sub-Advisory Fees and Other Expenses............................
                  6.       Distribution and Shareholder Services..........................................
                  7.       Distribution Plans.............................................................
                  8.       Administration, Custody, Fund Accounting and Transfer Agency
                           Services.......................................................................
                  9.       Purchase Procedures............................................................
                  10.      Redemption Procedures..........................................................
                  11.      Income Dividends, Capital Gain Distributions and Taxes.........................
                  12.      Portfolio Transactions and Brokerage Commissions...............................
                  13.      Shareholders' Rights...........................................................
         C.       RISK FACTORS............................................................................
         D.       RECOMMENDATION OF THE BOARD OF DIRECTORS................................................
                  1.       The Legal Framework............................................................
                  2.       The Director' Considerations...................................................
         E.       DISSENTERS' RIGHTS OF APPRAISAL.........................................................
         F.       FURTHER INFORMATION ABOUT THE FUND AND THE
                  New Fund................................................................................
         G.       VOTE REQUIRED...........................................................................

III.     MISCELLANEOUS ISSUES.............................................................................
         A.       OTHER BUSINESS..........................................................................
         B.       NEXT MEETING OF SHAREHOLDERS............................................................
         C.       EXPERTS.................................................................................

                                                SF:58206.2
                                                    3

                                             I. INTRODUCTION

A.       THE TRANSACTION

         The Meeting has been called for the purpose of allowing shareholders of the Fund to consider and vote on a proposed reorganization of the Fund (the "Reorganization"). The purpose of the Reorganization is to spin the Fund out of the VAM Funds prior to the impending liquidation of the VAM Funds and to continue the Fund, with more of a mid-cap emphasis, as a separate mutual fund to be called the SB&H Mid Cap Fund (as defined above, the "New Fund"), which will be a series of AST Trust. This reorganization is necessitated by the decision of the Board of Directors of VAM Funds to dissolve and liquidate all the VAM Funds, including the Growth & Income Fund managed by Segall Bryant & Hamill ("SB&H"). If the Fund were simply liquidated along with the other VAM funds, distributions of Fund assets would likely result in current taxation of any built-in gains for shareholders who are not investing through a tax-exempt or tax-deferred account. If the proposed Reorganization is approved, the Fund would continue to operate in the form of the New Fund and there would be no adverse tax consequences for shareholders. SB&H, the Fund's portfolio adviser since inception, would continue to be directly responsible for the New Fund and has agreed to keep the operating expenses of the New Fund at below their current level. SB&H and the Directors of the VAM Funds believe it will be in the shareholders' best interests to have the Fund continue in existence.

         The current investment objective of the Fund is to seek growth of capital with income as a secondary objective. The Fund seeks to achieve its objective by investing primarily in the equity securities of well-established U.S. companies which, in the opinion of the Fund's sub-advisor, offer income potential in addition to growth of capital. The New Fund has an identical investment objective as the Fund, except that the New Fund will focus its investments in the equity securities of mid cap companies. Mid cap companies are those whose market capitalization falls within the range of $300 million to $10 billion at the time of the New Fund's investment. The total expenses for the New Fund are projected to be lower than the current total expenses of the Fund because SB&H has agreed to limit the New Fund's total expenses to 1.40% of the New Fund's average daily net assets. Also, SB&H expects that with an increased marketing effort, the total assets of the New Fund may increase over time, thereby spreading fixed costs over an even larger asset base and reducing the New Fund's per share fixed operating expenses. Of course, there can be no guarantee that the total expenses of the New Fund will be reduced as a result of the Reorganization or that the investment objective of either Fund will be achieved.

         In light of the foregoing considerations and the other considerations described in this document, the Board of Directors of the VAM Funds have considered and approved the Reorganization of the Fund into a newly created portfolio of AST Trust. AST Trust is a Delaware business trust organized on October 3, 1996, with sixteen effective series. The AST Trust specializes in providing the necessary structure for adviser-sponsored mutual funds like the Fund and has all the necessary service providers in place and would be in a position to service the New Fund and its shareholders without interruption as soon as practicable following the Reorganization. Giving effect to a commitment by the New Fund's investment advisor, SB&H,

                                                SF:58206.2
                                                    4
to waive fees payable to it and/or reimburse expenses to keep the New Fund's total expense ratio to no more than 1.40% annually, the New Fund will have a lower expense ratio than the Fund from the consummation of the Reorganization (which is expected to occur in February 1999). SB&H may, in the future, reduce or eliminate such waiver and reimbursement however. The Reorganization will be accomplished by transferring all of the assets and liabilities of the Fund to a new series (called "SB&H Mid Cap Fund" or the "New Fund") of AST Trust with the result that the existing shareholders of the Fund will become, after the Reorganization, the shareholders of the New Fund. The net asset value per share of the New Fund and the number of shares owned by each New Fund shareholder will be the same on the date of the Reorganization as the net asset value per share of the Fund and the number of shares owned on that date by the Fund's shareholders.

         The cost of the Reorganization and of the Meeting and solicitation of proxies therefor, including the cost of copying, printing and mailing of proxy materials, will be borne by the Fund. The total cost is currently estimated to be $2,000. In addition to solicitations by mail, proxies may also be solicited by officers of the VAM Funds, the AST Trust or SB&H, without special compensation, by telephone, telegram or otherwise.

B.       THE PROPOSAL

         At the Meeting, the shareholders of the Fund will be asked to approve the proposed Reorganization of the Fund into the New Fund. The Reorganization will include the transfer of all of the assets and liabilities of the Fund to the New Fund in exchange for shares of the New Fund of equivalent value, the pro rata distribution of such New Fund Shares to the shareholders of the Fund in full redemption of such shareholders' shares in the Fund, and the immediate liquidation and termination of the Fund.

         The Fund and the New Fund (collectively, the "Funds") have identical investment objectives and similar investment policies (see "Comparison of the Funds-Investment Objectives and Policies," below). The investment objective of the Fund is to seek growth of capital with income as a secondary objective, by investing primarily in the equity securities of well-established companies (i.e., companies with market capitalizations in excess of $1 billion). The New Fund has an identical investment objective but it seeks to achieve its objective by investing primarily in the equity securities of medium capitalization companies (i.e., companies with market capitalization of between $300 million and $10 billion at the time of the New Fund's investment).

         Investments in the Funds are subject to substantially similar risks. See Section II.C. below.

         The purchase and redemption arrangements of the Funds are substantially identical. The New Fund and the Fund have different distribution arrangements which are more fully discussed in Section II.B. below.

         The investment advisor to the Fund is Voyageur Asset Management LLC ("VAM LLC")

                                                SF:58206.2
                                                    5
and the sub-advisor to the Fund is SB&H. SB&H will serve as investment advisor to the New Fund, which does not have a sub-adviser. As discussed below, the Board of Directors of the VAM Funds believes that the proposed Reorganization is in the best interests of the Fund and its shareholders, and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed Reorganization. See Section II.D. below.

C.       SHARES AND VOTING

         The VAM Funds are a Minnesota corporation registered with the SEC as an open-end management investment company. The VAM Funds currently have four series, or funds, outstanding, including the Fund. None of these other series are currently engaging in investment operations and it is the intention of the Board of Directors to liquidate VAM Funds following the Reorganization. Currently, the Fund only offers Class A shares of the Fund for sale. The New Fund has designated only one class of shares. The Fund's shareholders will receive shares of the New Fund in exchange for their Fund shares if the Reorganization is approved and consummated. Similar to the structure of the Fund, the New Fund will have a plan of distribution pursuant to Rule 12b-1 as promulgated under the Investment Company Act of 1940 (the "1940 Act").

         Each share of the Fund, or fraction thereof, is entitled to one vote or corresponding fraction thereof at the Meeting. At the close of business on December 21, 1998 (the "Record Date"), the record date for the determination of shareholders entitled to vote at the Meeting, there were _________________ shares outstanding held by _____ record holders (including omnibus accounts representing multiple underlying beneficial owners).

         All shares represented by each properly signed or transmitted proxy received prior to the Meeting will be voted at the Meeting. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Meeting, it will be voted in accordance with such instruction. A proxy may be revoked by a shareholder at any time prior to its use by written notice to the VAM Funds, by submission of a later-dated proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named therein as proxies in accordance with such persons' best judgment.

         The holders of ten percent of the shares outstanding and entitled to vote shall in person or by proxy constitute a quorum. When a quorum is present, approval of the proposal will require the affirmative vote of the lesser of (i) 67% of the shares represented at the Meeting if more than 50% of the outstanding shares is represented, or (ii) shares representing more than 50% of the Fund's outstanding shares. The Meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning the Meeting to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares which they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

         For purposes of determining the presence of a quorum for transacting business at the

                                                SF:58206.2
                                                    6

Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present. However, broker non-votes are disregarded in determining "votes cast" when the voting requirement is based on achieving a percentage of the voting securities entitled to vote present in person or by proxy at the Meeting.

         As of the Record Date, the Fund's shareholders of record and (to the VAM Fund's knowledge) beneficial owners who owned more than five percent of the Fund's shares are as follows:


              Shareholder                                  Percentage of the Fund's
                                                              Outstanding Shares
---------------------------------------          ---------------------------------------------
               ---------                                         -------------

         The  New  Fund  currently  does  not  have  any  public   shareholders.
Currently, First Fund Distributors, Inc. holds all the outstanding shares of the New Fund.

         The officers and Directors of the VAM Funds, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Fund as of the Record Date.



                                            II. THE PROPOSAL:
                                 APPROVAL OF THE PROPOSED REORGANIZATION


A.       DESCRIPTION OF THE PROPOSED REORGANIZATION

         1.       The Reorganization

         If the Reorganization is approved, on the Effective Date the New Fund will acquire the assets and liabilities of the Fund, and will issue to the Fund the number of New Fund Shares determined by dividing the value of the Fund's assets and liabilities so transferred by the net asset value of one New Fund Share. The assets and liabilities of the Fund and the net asset value of the New Fund will be calculated at the close of business on the date immediately preceding the Effective Date (the "Valuation Date") in accordance with the Funds' valuation procedures described in their respective Prospectuses (in the case of the New Fund, the Prospectus on file with the SEC, and, in the case of the Fund, the Prospectus dated August 27, 1998). Contemporaneously with that asset transfer, the Fund will distribute the New Fund Shares it receives pro rata to each remaining shareholder of the Fund based on the percentage of the

                                                SF:58206.2
                                                    7
outstanding shares of the Fund held of record by that shareholder on the Valuation Date.

         This   distribution  of  the  New  Fund  Shares  by  the  Fund  to  its
shareholders in full redemption of such shareholders' Fund shares will be accomplished by the establishment of book accounts on the New Fund's share records in the name of the respective shareholders of the Fund, representing the respective pro rata number of New Fund Shares deliverable to the Fund shareholders. Fractional shares will be carried to the third decimal place. Certificates evidencing the New Fund Shares will not be issued to the Fund's shareholders.

         Immediately following the Fund's pro rata liquidating distribution of the New Fund Shares to the Fund shareholders, the Fund and VAM Funds will liquidate and terminate.

         Consummation of the Reorganization is subject to approval by the shareholders of the Fund and the satisfaction of certain other conditions. The Reorganization may be abandoned at any time before the Effective Date upon the vote of either a majority of the Board of Directors of the VAM Funds or a majority of the Board of Trustees of AST Trust.

          The above is a summary of the Reorganization. The summary does not purport to be a complete description of the terms of the Reorganization, which are set forth in the Agreement and Plan of Reorganization attached as Exhibit A to this document.

         2.       Effect of the Reorganization

         If the Reorganization is approved and completed, shareholders of the Fund as of the Effective Date will become shareholders of the New Fund, which will acquire the net assets of the Fund. The net asset value of the New Fund Shares held by each shareholder of the Fund immediately after consummation of the Reorganization will be equivalent to the net asset value of the Fund shares held by that shareholder immediately before consummation of the Reorganization.

         On or before the Effective Date the Fund intends to distribute all of its then remaining net investment income and realized capital gains.

         SB&H, the current sub-adviser to the Fund, will, after the Reorganization, be the investment adviser for the New Fund and therefore will be the investment adviser for the Fund's assets after the Reorganization. The current adviser of the Fund -- VAM LLC -- will cease to have any relationship with the operation of the Fund (in its reconstituted form as the New Fund). Also, after the Reorganization, First Fund Distributors, Inc. will be distributor of the New Fund's shares instead of Dougherty Summit Securities LLC, the distributor of shares of the Fund. The current Board of Director of VAM Funds will no longer serve in that capacity. It is, however, expected that the New Fund will be managed in accordance with its existing investment objective and policies, which are similar to that of the Fund, other than a change of investment universe to mid cap companies.

         3.       Federal Income Tax Consequences

                                                SF:58206.2
                                                    8

         As a condition to the closing of the Reorganization, the Fund and the New Fund must receive a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the New Fund, substantially to the effect that, for federal income tax purposes: (a) the transfer by the Fund of substantially all of its assets to the New Fund solely in exchange for the New Fund Shares, as described above, is a reorganization within the meaning of Section 368(a)(1)(D) of the Internal Revenue Code of 1986 (the "Code"); (b) no gain or loss is recognized by the Fund upon the transfer of substantially all of its assets to the New Fund in exchange solely for shares of the New Fund Shares; (c) no gain or loss is recognized by the New Fund on receipt of the Fund assets in exchange for the New Fund Shares; (d) the basis of the assets of the Fund in the hands of the New Fund is, in each instance, the same as the basis of those assets in the hands of the Fund immediately prior to the transaction; (e) the holding period of the Fund's assets in the hands of the New Fund includes the period during which the assets were held by the Fund; (f) no gain or loss is recognized to the shareholders of the Fund upon the receipt of the New Fund Shares solely in exchange for the Fund's shares; (g) the basis of the New Fund Shares received by the Fund shareholders is, in each instance, the same as the basis of the Fund shares surrendered in exchange therefor; and (h) the holding period of the New Fund Shares received by the Fund shareholders includes the holding period during which shares of the Fund surrendered and exchanged therefor was held, provided that such shares were held as a capital asset in the hands of the Fund shareholders on the date of the exchange. The VAM Funds do not intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Reorganization.

         4.       Description of the New Fund Shares

         Each  New  Fund  Share  issued  to Fund  shareholders  pursuant  to the
Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund Share will represent an equal interest in the assets of the New Fund. The New Fund Shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund's Prospectus.

         5.       Capitalization

         The capitalization of the Funds as of October 31, 1998, and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:



                                                   (Unaudited)              (Unaudited)
                                                       New                    Acquired                  Pro Forma
                                                      Fund                      Fund                    Combined
                                               -------------------      --------------------       -------------------

Aggregate net assets.....................             $0**                   $6,953,093                $6,953,093

Shares outstanding*......................             $0**                  $531,394.837              $531,394.837



                                                SF:58206.2
                                                    9





Net asset value per share................             $0**                     $13.08                    $13.08

-----------------------------------------

*        Each Fund is authorized to issue an indefinite number of shares.
**       The New Fund is a new series of AST Trust.  It has not commenced operation and currently has no assets and no shares outstanding.



                                                SF:58206.2
                                                    10

B.       COMPARISON OF THE FUNDS

         A brief comparison of the Funds is set forth below.

         1.       Name, Investment Objectives and Policies

         Effective with the Reorganization, the Fund's name, Segall Bryant and Hamill Growth & Income Fund, would change to that of the New Fund, SB&H Mid Cap Fund. The investment objective of the Fund is to seek growth of capital with income as a secondary objective, by investing primarily in the equity securities of well-established companies (i.e., companies having a market capitalization in excess of $1 billion). The investment objective of the New Fund is identical. However, the New Fund will seek to achieve its investment objective by investing primarily in the equity securities of medium capitalization companies (i.e., companies whose market capitalization falls within the range of $300 million to $10 billion).

         The Fund invests primarily (at least 65% of its total assets) in common stocks and other securities convertible into common stock (including preferred stocks and debentures). The Fund may also invest up to 35% of its total assets in debt securities. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in the equity securities of companies having a market capitalization in excess of $1 billion. The Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts and Global Depositary Receipts.

         The New Fund has an identical investment objective and policies as the Fund, except that the New Fund will invest primarily (at least 65% of its total assets) in equity securities of medium capitalization companies. Medium capitalization companies are those whose market capitalization falls within the range of $300 million to $10 billion at the time of the New Fund's investment. In addition, the Fund is permitted to make short sales against the box, whereas the New Fund is permitted to make short shares which are not against the box. A short sale which is not against the box occurs when the New Fund sell securities short by borrowing securities it does not own and selling them. The New Fund would then be obligated to replace the securities borrowed by purchasing them at the market price at the time of replacement. See Section II.C.
below.

         2.       Investment Restrictions

         Both the New Fund and the Fund have identical fundamental investment restrictions which cannot be changed without the affirmative vote of a majority of each Fund's outstanding voting securities as defined in the 1940 Act.



                                                SF:58206.2
                                                    11

         3.       Comparative Summary of Investor Costs

         The following table summarizes the costs of investing in the Fund, based on expenses incurred in the most recent fiscal year, and in the New Fund, based on estimated expenses for the current fiscal year.

                                                                      Segall Bryant
                                                                     & Hamill Growth                   SB&H Mid Cap
                                                                     and Income Fund*                     Fund**
                                                                --------------------------        -----------------------
                                                                                                        (pro forma)
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                                        None                            None
Sales Charge Imposed on Dividend
Reinvestments                                                              None                            None
Maximum Contingent Deferred Sales Charge                                   None                            None
Redemption Fees                                                            None                            None
Exchange Fees                                                              None                            None

ANNUAL OPERATING EXPENSES:
(as a percentage of average net assets)

Investment Advisory Fee                                                   0.75%                            0.75%
12b-1 Fee                                                                 0.25%                            0.25%
Other Expenses (after voluntary expense
reimbursements)                                                           0.75%                            0.40%
Total Fund Operating Expenses (after voluntary                            1.75%                            1.40%
expense reimbursements)

* For the fiscal year ended April 30, 1998, without voluntary expense reimbursements and expenses paid by unaffiliated third parties, Other Expenses would have been 1.39% and Total Fund Operating Expenses would have been 2.39%.

** SB&H has agreed to reduce its fees and/or pay expenses of the New Fund to insure that the New Fund's expenses will not exceed 1.40%. If SB&H did not limit the New Fund's expenses, it is estimated that "Other Expenses" in the above table would be 1.45% and "Total Fund Operating Expenses" would be 2.45%. If SB&H does waive any of its fees or pay New Fund expenses, the New Fund may reimburse SB&H in future years. SB&H may, however, in the future terminate such fee reduction and/or reimbursement of expenses on a prospective basis.

Example

         Assume, hypothetically, that each Fund's annual return is 5% and that its operating

                                                SF:58206.2
                                                    12
expenses are as set forth above, an investor buying $1,000 of the Fund's and the New Fund's shares would have paid the following total expenses upon redeeming such shares:


                                                    1 Year              3 Years               5 Years              10 Years
Segall, Bryant & Hamill
Growth and Income Fund                               $18                  $55                   $95                  $206

SB&H Mid Cap Fund                                    $14                  $44                   N/A                  N/A

The above example is to show the effect of expenses. This example does not represent past or future expenses or returns. Actual expenses and returns may vary.

         4.       Comparative Performance Information

         The table below indicates the average annual total return (with capital gains and all dividends and distributions reinvested) for Class A shares of the Fund during the periods ending April 30, 1998. Performance for the Fund includes the performance of its predecessor fund, Voyageur Growth and Income Fund. On April 30, 1997, the Fund acquired the assets and assumed all the liabilities of the Voyager Growth and Income Fund. The New Fund is a new series of AST Trust that is not yet in operation. Therefore, no performance information is available.

One Year                   30.39%
Since Inception            20.22%
(9/7/95)

Additional performance information on the Fund may be found in its 1998 Annual Report to Shareholders.

         5.       Advisory Fees, Sub-Advisory Fees and Other Expenses

         The  advisory  fees  of the  Fund  and  the  New  Fund  are  identical.
Currently, VAM LLC serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement between the VAM Funds and VAM LLC dated April 30, 1997. SB&H serves as the sub-advisor to the Fund pursuant to a Sub-Advisory Agreement between VAM LLC and SB&H dated April 30, 1997. The Fund pays VAM LLC a monthly investment advisory fee equivalent on an annual basis to 0.75% of its average daily net assets. VAM LLC in turn pays SB&H sub-advisory fees of 0.75% of the Fund's average daily net assets.

         After the Reorganization, SB&H will serve as investment advisor to the New Fund pursuant to an Advisory Agreement. The New Fund will pay SB&H a monthly management fee based upon the New Fund's average daily net assets at the annual rate of 0.75%. The New Fund does not have any investment sub-advisor.

                                                SF:58206.2
                                                    13

         The expense ratio of the New Fund (which, because of certain voluntary waivers by SB&H) is expected to be lower than the expense ratio of the Fund for the balance of 1999 (1.40% for the New Fund as compared to 1.75% for the Fund) because of certain voluntary waiver and expense reimbursements by SB&H. Absent the fee waiver, the New Fund's total operating expenses would be 2.45%.

         For the fiscal year ended April 30, 1998, the Fund paid advisory fees of $44,267. During the same period, VAM LLC and the Fund's distributor, Dougherty Summit Securities LLC, absorbed or waived fees in the amount of $34,000.

         6.       Distribution and Shareholder Services

         Dougherty Summit Securities LLC has served as distributor of the Fund's shares since April 30, 1998. First Fund Distributors, Inc., an affiliate of the New Fund's administrator --Investment Company Administration, LLC ("ICAC")
(which is not affiliated with either the VAM Funds or VAM LLC) will serve as distributor of the New Fund's shares.

         The Fund imposes a maximum front-end sales load of 4.75% on its Class A shares. In the event a shareholder purchases Class A shares of the Fund without paying a front-end sales load as part of an investment of $1 million or more and later redeems such shares within one year of purchase, a 1% contingent deferred sales charge will be imposed. The New Fund shares, however, are not subject to any sales charge. Furthermore, no sales charge is imposed by either the Fund or the New Fund on reinvestment of dividends or capital gain distributions.

         7.       Distribution Plans

         The VAM Funds have adopted a Rule 12b-1 distribution plan for the Fund's shares, which provides for the payment of distribution fees at annual rates of up to 0.25% of the average daily net assets attributable to the shares of the Fund. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of the Fund's shares, and are not tied to the amount of actual expenses incurred.

         The New Fund has also adopted a distribution plan pursuant to Rule 12b-1 (the "New Fund Plan"). The New Fund Plan provides that the New Fund will pay for distribution and related expenses at an annual rate of up to 0.25% of the New Fund's average net assets to SB&H as Distribution Coordinator. Payments made pursuant to the New Fund Plan will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred. The Plan allows excess distribution expenses to be carried forward for the following three fiscal years. Expenses permitted to be paid by the New Fund under the New Fund Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semi-annual and annual report, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel; advisors or other third parties for the assistance with respect to the distribution of the New Fund Shares; payments to financial intermediaries for

                                                SF:58206.2
                                                    14
shareholder support; administrative and accounting services with respect to the shareholders of the New Fund; and such other expenses as may be approved from time to time by the Board of Trustees of the AST Trust.

         8.       Administration, Custody, Fund Accounting and Transfer Agency
 Services

         Pursuant to an Administration Agreement (the "Administration Agreement") between AST Trust and ICAC, ICAC would act as administrator for AST Trust and would provide various administrative services including (but not limited to) arranging for the maintenance of certain books and records of the New Fund, preparing and mailing certain documents in connection with tax and disclosure obligations, preparing agendas and supporting documentation or, and minutes of, meetings of AST Trust Board of Trustees and meetings of shareholders and coordinating all relationships between the New Fund and its other service providers. The administration services provided to AST Trust pursuant to the Administration Agreement are similar in scope to the administration services provided to the VAM Funds pursuant to its existing administration agreement.

         Pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement") between AST Trust and American Data Services, Inc. ("ADS"), ADS would act as the transfer agent and dividend disbursing agent for the New Fund. The services provided under the Transfer Agency Agreements are similar to those provided under the VAM Funds' existing transfer agency agreement.

         Pursuant to a Custody Agreement (the "Custody Agreement") between AST Trust and Star Bank, N.A. ("Star Bank"), Star Bank would act as custodian of the portfolio securities, cash and other property of the New Fund. Pursuant to the VAM Funds' existing custody agreement with Norwest Bank Minnesota, N.A. ("Norwest"), Norwest provides accounting and certain recordkeeping services for the VAM Funds' portfolios. The terms of the portions of the Custody Agreement relating to custodial services are similar in all material respects to the terms of the VAM Funds' existing custodian agreement with Norwest.

         9.       Purchase Procedures

         The Fund generally requires a minimum initial investment of $1,000 and minimum subsequent investments of $100 or more. The New Fund has identical minimum purchase requirements. However, for investments in an Individual Retirement Account and Automatic Investment Plan, the minimum initial investment is $250 and minimum subsequent investment is $100. In the case of the New Fund, special reduced minimum investment limits apply to participants in 401(k) plans and employee benefit plans with separate accounts for employees,

         The Fund's shares are purchased at the public offering price, which is based on the net asset value next determined after receipt of a shareholder's order in proper form. If a shareholder buys shares through his or her investment representative, the representative must receive the shareholder's order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price. The New Fund shares are purchased using a similar

                                                SF:58206.2
                                                    15
method. To eliminate the need for safekeeping, neither the Fund nor the New Fund will issue share certificates.

         10.      Redemption Procedures

         Shareholders of both Funds may redeem their shares at the net asset value next determined after receipt of a written redemption request or a telephone redemption order without the imposition of any fee or other charge. As noted above, however, in the case of Class A shares of the Fund, a contingent deferred sales charge of 1% is imposed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more.

         11.      Income Dividends, Capital Gain Distributions and Taxes

         The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The New Fund intends to continue this policy. Both Funds also have identical distribution options. Shareholders of the Fund and the New Fund may choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gain distributions in additional shares without a sales charge; or (3) receive all distributions in cash. Shareholders of the New Fund can change their distribution option by notifying the transfer agent in writing. If a shareholder does not select an option when the shareholder opens the account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the Fund.

         The New Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to pay no federal taxes on income and capital gains paid to shareholders in the form of dividends. In order to accomplish this goal, the New Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

         12.      Portfolio Transactions and Brokerage Commissions

         After the closing of the Reorganization, SB&H will continue to be responsible for decisions to buy and sell securities, broker-dealer selection, and negotiation of commission rates through its new capacity as the advisor. In placing orders for the Fund's (and after the closing of the Reorganization, the New Fund's) portfolio transactions, SB&H will use its best efforts to seek to execute portfolio transactions in a manner which, under the circumstances, result in total costs or proceeds being the most favorable to the New Fund. In assessing the best overall terms available for any transaction, SB&H considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to SB&H, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. SB&H is not

                                                SF:58206.2
                                                    16
required to obtain the lowest commission or the best net price for the New Fund on any particular transaction, is not required to execute any order in a fashion either preferential to the New Fund relative to other accounts they manage or otherwise materially adverse to any other accounts.

         13.      Shareholders' Rights

         VAM Funds is a Minnesota corporation. Because the Fund is a series of the VAM Funds, its operations are governed by the VAM Fund's Articles of Incorporation and By-laws and applicable Minnesota law. AST Trust is a Delaware business trust. Because the New Fund is a series of AST Trust, its operations are governed by AST Trust's Agreement and Declaration of Trust and By-laws and applicable Delaware law.

         Under Delaware law, trustees and shareholders of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnifications. However, some states do not recognize the liability limitation provided by Delaware law. Furthermore, AST Trust, being a Delaware business trust, has a Board of Trustees instead of a Board of Directors, as is the case of VAM Funds. The composition of the Board of Trustees of the AST Trust is also different from that of the VAM Funds, [both in terms of membership and size.]

         The Funds normally will not hold meetings of shareholders except as required under the 1940 Act and Minnesota law (in the case of the Fund) or Delaware law (in the case of the New Fund). However, with respect to each of the Fund and the New Fund, a meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request.

         Shareholders of each Fund have no preemptive, conversion or subscription rights. The shares of each Fund have non-cumulative voting rights, with each shareholder of that Fund entitled to one vote for each full share of that Fund (and a fractional vote for each fractional share) held in the shareholder's name on the books of that Fund as of the record date for the action in question. On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. The shares of the Funds will be voted in the aggregate on other matters, such as the election of trustees or directors, as appropriate, and ratification of the Boards' selection of the Funds' independent accountants.

C.       RISK FACTORS

         The New Fund's portfolio, like that of the Fund, is subject to the general risks and considerations associated with equity investing. In addition, some of the securities which both the New Fund and the Fund may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a

                                                SF:58206.2
                                                    17
limited management group. While the Fund emphasizes investments in equity securities of well-established companies, the New Fund will emphasize investment in the equity securities of mid cap companies. Investing in securities of mid cap companies may involve greater risk than investing in securities of large cap companies, since securities of mid cap companies can be subject to more abrupt or erratic movements in value. However, they tend to involve less risk than securities of small cap companies.

         Unlike the Fund, which limits its short sale activities to "short sale against the box", the New Fund may engage in sell short securities that it does not own. Short sales by the Fund create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

D.       RECOMMENDATION OF THE BOARD OF DIRECTORS

         In response to the circumstances described above, the Board of Directors of the VAM Funds, after due consideration, has unanimously approved the proposed Reorganization, subject to approval by shareholders. The Directors, after reviewing the terms of the proposed Reorganization, concluded the proposed Reorganization to be in the best interests of the shareholders of the Fund. The Board of Directors also unanimously recommends that shareholders vote for the adoption of the proposal.

         1.       The Legal Framework

         The proposed Reorganization, if approved by the Fund's shareholders, will close as soon as practicable, subject to the satisfaction or certain conditions thereto. The Investment Advisory Agreement between the New Fund and SB&H will remain in effect for an initial term of up to two years and will continue in effect thereafter for successive periods if and so long as such continuance is specifically approved annually by (a) the Board of Trustees of AST Trust or (b) a majority vote of the New Fund's shareholders, provided that in either event, the continuance also is approved by a majority of the Trustees who are not interested persons (the "independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval.

         2.       The Directors' Considerations


                                                SF:58206.2
                                                    18

         The transactions contemplated by the Reorganization were presented to the Board of Directors of the VAM Funds for consideration at its December 7, 1998 Board of Directors meeting. The Board of Directors, including a majority of the independent Directors, voted to approve the proposed Reorganization. The Board of Directors concluded unanimously that the Proposal set forth in this Combined Proxy Statement and Prospectus is in the best interests of the Fund and its shareholders and would not result in the dilution of such shareholders' interests.

         In determining whether to recommend approval of the Reorganization to shareholders of the Fund, the Board of Directors (including the independent Directors), made an inquiry into a number of matters and considered the following factors, among others: (i) the compatibility of investment objectives, policies and restrictions of the Fund and the New Fund, (ii) the capabilities of SB&H and other service providers to the New Fund, (iii) the nature of the Fund's existing shareholder base, (iv) expense ratios and available information regarding the fees and expenses of the Fund and the New Fund as well as similar funds, (v) portfolio transaction policies of the Fund and the New Fund, (vi) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests, (vii) costs incurred by the Fund and New Fund as a result of the Reorganization, (viii) tax consequences of the Reorganization and (ix) possible alternatives to the Reorganization.

         In reaching the decision to approve the Reorganization and to recommend that the shareholders of the Fund vote to approve the Reorganization, the Board of Directors, including the independent Directors, unanimously concluded that the participation of the Fund in the Reorganization is in the best interests of the Fund's shareholders and would not result in the dilution of such shareholders' interests. Their conclusion was based on a number of factors, including the following:

                  (1) The investment objective of the Fund and the New Fund will be identical and policies and restrictions will be substantially the same.

                  (2) SB&H will continue to be responsible for providing day-to-day investment management services to the Fund following consummation of the Reorganization, which the Directors believe to be important to the Fund's existing shareholder base.

                  (3) SB&H has agreed to waive fees payable to it and/or reimburse the New Fund for expenses in excess of fixed expense caps, and to keep (at least initially) the total operating expenses of the New Fund to that below the current fee level, even though SB&H may in the future modify or eliminate such reduction.

E.   DISSENTERS' RIGHT OF APPRAISAL

         Shareholders of the Fund who object to the proposed Reorganization will be entitled to "dissenters' rights" under Minnesota law, which allows dissenting shareholders to recover the fair value of the shareholders' shares. However, shareholders of the Fund has, in any event, the right at any time up to the Effective Date to redeem shares of the Fund at net asset value. After the Reorganization, such shareholders will hold shares of the New Fund, which may also be

                                                SF:58206.2
                                                    19
redeemed in net asset value in accordance with the procedures described in the New Fund's Preliminary Prospectus dated ____________, subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act.

F.   FURTHER INFORMATION ABOUT THE FUND AND THE NEW FUND

         Further information about the Fund is contained in its current Prospectus and Statement of Additional Information dated August 27, 1998, which are incorporated herein by reference. Further information about the New Fund is contained in its Preliminary Prospectus and Preliminary Statement of Additional Information dated ___________, 1998, which are incorporated herein by reference. Documents that relate to the Fund are available, without charge, by writing to American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, NY 11788 by calling (888) 229-2105. Copies of the Fund's Prospectus and the New Fund's Preliminary Prospectus also accompany this Combined Proxy Statement and Prospectus.

         The VAM Funds are subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at _____________________. Copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549.

G.       VOTE REQUIRED

         Approval of the proposed Reorganization requires the affirmative vote of the holders of a majority (as defined under the 1940 Act and as described above) of the total number of the Fund's Class A shares outstanding on the Record Date. If the shareholders of the Fund do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board of Directors will take such further action as it deems to be in the best interest of the Fund and its shareholders subject to approval by the shareholders of the Fund if required by applicable law.


                                        III. MISCELLANEOUS ISSUES

A.       OTHER BUSINESS

         The Board of Directors of the VAM Funds know of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board of Directors' intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                                                SF:58206.2
                                                    20

B.       NEXT MEETING OF SHAREHOLDERS

         The VAM Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. If the Reorganization is not consummated, the next meeting of the shareholders of the Fund will be held at such time as the Board of Directors may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the VAM Funds at its office at a reasonable time before the Meeting, as determined by the Board of Directors, to be included in the VAM Fund's proxy statement and form of proxy relating to such meeting, and must satisfy all other legal requirements.

C.       EXPERTS

         The financial statements of the Fund incorporated in this Combined Proxy Statement and Prospectus by reference to the Annual Report to Shareholders for the year ended April 30, 1998, have been so incorporated in reliance on the report of KPMG Peat Marwick LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                          PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
                               RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

                                                SF:58206.2
                                                    21

                                                EXHIBIT A

                                   AGREEMENT AND PLAN OF REORGANIZATION

         This AGREEMENT AND PLAN OF REORGANIZATION is made as of the____ day of _____ ,1998, by and between VAM INSTITUTIONAL FUNDS, INC. ("VAM Funds"), a Minnesota corporation, on behalf of Segall Bryant & Hamill Growth and Income Fund (the "Fund") and ADVISORS SERIES TRUST (the "Trust"), a Delaware business trust, on behalf of SB&H Mid Cap Fund (the "Mid Cap Fund").

         In consideration of the mutual promises herein contained, the parties hereto agree as follows:

         1.       Approval by Shareholders

         A meeting of the shareholders of the Fund shall be called and held for the purpose of acting upon this Agreement and Plan of Reorganization (the "Agreement") and the transactions contemplated herein.

         2.       Plan of Reorganization

                  (a) On behalf of the Fund, VAM Funds will convey, transfer and deliver to the Trust at the closing provided for in Section 3 (hereinafter called the "Closing") all of the Fund's then existing assets, the assets belonging to the Fund to be conveyed, transferred and delivered to the Mid Cap Fund, a newly-formed series of the Trust. In consideration thereof, the Trust agrees at the Closing (i) to assume and pay, to the extent that they exist on or after the effective date of the Reorganization (as defined in Section 3 hereof), all of the Fund's obligations and liabilities, whether absolute, accrued, contingent or otherwise, the obligations and liabilities of the Fund to become the obligations and liabilities of the Mid Cap Fund; and (ii) to deliver to the Fund full and fractional shares of beneficial interest of the Mid Cap Fund, no par value (the "Shares"), equal in number to the number of full and fractional shares of capital stock of the Fund, $0.01 par value, outstanding immediately prior to the effective date of the Reorganization.

                  (b) At the effective date of the Reorganization, VAM Funds will distribute pro rata to the shareholders of record of the Fund as of the effective date of the Reorganization the Shares of the Mid Cap Fund received by the Fund pursuant to this Section 2. Each shareholder of record of the Fund will receive a number of Shares of the Mid Cap Fund equal to the number of shares of the Fund held at the effective date of the Reorganization. Such distribution will be accompanied by the establishment of an open account on the stock records of the Trust in the name of each such shareholder of the Fund and representing the number of Shares due such shareholder. Fractional Shares will be carried to the third decimal place. Certificates representing Shares will not be issued.

                  (c) Prior to the Closing, all redemption requests received in proper order and form and not previously satisfied will be aggregated and the total dollars to be paid out resulting

                                                SF:58206.2
                                                    22
from the redemptions will be set aside by VAM Funds' transfer agent. After the Closing, the Trust's transfer agent will honor all such pre-Closing redemptions on behalf of VAM Funds and its transfer agent.

                  (d) As soon as practicable after the effective date of the Reorganization, VAM Funds shall take all necessary steps under Minnesota law to effect a complete liquidation and dissolution of the Fund.

                  (e) The transactions contemplated herein are referred to as the "Reorganization."

         3.       Closing and Effective Date of the Reorganization

         With respect to the Fund, the Closing shall occur on (a) the final adjournment of the meeting of shareholders of the Fund at which this Agreement will be considered or (b) such later date as the parties may mutually agree (the "effective date of the Reorganization").

         4.       Conditions Precedent

         The obligations of VAM Funds and the Trust to effectuate the Agreement hereunder shall be subject to the satisfaction of each of the following conditions:

                  (a) Such authority, including "no-action" letters, and orders from the Securities and Exchange Commission (the "Commission") and state securities commissions, as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

                  (b) (i) The Trust's Registration Statement and any amendments thereto, as may be deemed necessary and appropriate, prepared on Form N-1A shall have been filed with the Commission under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"); and (ii) no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated).

                  (c) Confirmation shall have been received from the Commission or its staff that the Trust, effective upon or before the effective date of the Reorganization, shall be duly registered as an open-end management investment company under the 1940 Act.

                  (d) Each party shall have received an opinion from Paul, Hastings, Janofsky & Walker LLP, addressed to both parties substantially to the effect that, for federal income tax purposes: (i) the transfer by the Fund of substantially all of its assets to the Mid Cap Fund solely in exchange for the Shares, as described above, is a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code (the "Code"); (ii) no gain or loss is recognized by the Fund upon the transfer of substantially all of its assets to the Mid Cap Fund in exchange solely for the Shares; (iii) no gain or loss is recognized by the Mid Cap Fund on receipt of the Fund

                                                SF:58206.2
                                                    23
assets in exchange for the Shares; (iv) the basis of the assets of the Fund in the hands of the Mid Cap Fund is, in each instance, the same as the basis of those assets in the hands of the Fund immediately prior to the transaction; (v) the holding period of the Fund's assets in the hands of the Mid Cap Fund includes the period during which the assets were held by the Fund; (vi) no gain or loss is recognized to the shareholders of the Fund upon the receipt of the Shares solely in exchange for the Fund's shares; (vii) the basis of the Shares received by the Fund's shareholders is, in each instance, the same as the basis of the Fund shares surrendered in exchange therefor; and (viii) the holding period of the Shares received by the Fund's shareholders includes the holding period during which shares of the Fund surrendered and exchanged therefor were held, provided that such shares were held as a capital asset in the hands of the Fund's shareholders on the date of the exchange. Furthermore, notwithstanding anything herein to the contrary, neither the Mid Cap Fund nor the Fund may waive the condition set forth in this paragraph Section 4(d).

                  (e) The Shares shall have been duly qualified for offering to the public in such jurisdictions (except where such qualifications are not required) so as to permit the transfers contemplated by this Agreement to be consummated.

                  (f) With respect to the Fund, a vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of common stock of the Fund entitled to vote at an annual or special meeting.

                  (g) With respect to the Mid Cap Fund, the Trustees of the Trust shall have taken the following action at a meeting duly called for such purposes:

                           (1) the approval of the Investment Advisory Agreement between the Trust on behalf of the Mid Cap Fund, and Segall Bryant & Hamill;

                           (2) the approval of the Plan of Distribution adopted by the Trust, on behalf of the Mid Cap Fund;

                           (3) the approval of the Distribution Agreement between the Trust and
                                    First Fund Distributors, Inc.; and

                           (4) the ratification of the selection of McGladrey & Pullen LLP as independent certified public accountants for the Mid Cap Fund;

                           (5) the authorization of the issuance by the Trust prior to the effective date of the Reorganization, of one or more Shares of the Mid Cap Fund to the Fund in consideration for the payment of $1.00 per Share for the purpose of enabling the Fund to vote on the matters referred to above in this Section 4;

                           (6) the submission of the matters referred to in paragraph (g) of this Section 4 to the sole shareholder of the Mid Cap Fund; and


                                                SF:58206.2
                                                    24

                           (7) the authorization of the issuance by the Trust of Shares at the effective date of the Reorganization in exchange for the Fund's assets pursuant to the terms and provisions of this Agreement.

                  (h) With respect to the Fund, the shareholders of the Fund shall have voted to direct the Fund to vote, and the Fund shall have voted, immediately after it becomes sole shareholder of the Mid Cap Fund, to:

               (1) approve all actions necessary to carry out the Plan of Reorganization, including to;

                         (i)    approve the Investment Advisory Agreement;

                         (ii)   approve the Plan of Distribution;

                        (iii)   approve the Distribution Agreement; and

                        (iv)    approve the selection of McGladrey &
                                Pullen LLP as independent  certified
                                public  accountants  for the Mid Cap
                                Fund; and

                  (i) With respect to the Fund, the shareholders of the Fund shall have voted to approve its reorganization into the Mid Cap Fund.

                  At any time prior to the Closing for the Fund, any of the foregoing conditions (other than the condition set forth in Section 4(d)) may be waived by the Board of Directors of VAM Funds if, in the judgment of such Board, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund.

                  (j) All accrued and unpaid expenses of the Fund, including all administrative, legal and other expenses owed by the Fund or Segall Bryant & Hamill to VAM Funds or its agents shall have been paid in full. In addition, an amount equal to $500 shall be deposited in an escrow account for payment of all expenses owed, or expected to be owed, to VAM Funds or its agents relating to the Reorganization not otherwise accrued and paid at Closing.

         5.       Expenses

         The expenses of entering into and carrying out the provisions of this Agreement and the Reorganization and the proxy solicitation contemplated herein will be borne by the Fund.

         6.       Indemnification

                  (a) Segall Bryant & Hamill, its successors or assigns, the Trust and the Mid Cap Fund each agree to indemnify VAM Funds, the Fund, its directors (in their capacity as directors or officers), and agents from all liabilities that may arise in connection with, or as a

                                                SF:58206.2
                                                    25
result of, the Reorganization or the proxy material distributed to shareholders of the Fund and the proxy solicitation contemplated in this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the date of the Closing. Notwithstanding the above, any such indemnification for acts occurring after the date of the Closing shall be for a period not later than one (1) year after such Closing.

                   (b) Voyageur Asset Management LLC, its successors or assigns, the VAM Funds and the Fund each agree to indemnify the Trust, the Mid Cap Fund, its directors and trustees (in their capacity as directors and trustees or officers), and agents from all liabilities that may arise in connection with, or as a result of, the Reorganization or the proxy material distributed to shareholders of the Fund and the proxy solicitation contemplated in this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the date of the Closing. Notwithstanding the above, any such indemnification for acts occurring after the date of the Closing shall be for a period not later than one (1) year after such Closing.

         7.       Termination

         With respect to the Fund and the Mid Cap Fund, the Board of Directors of VAM Funds or the Board of Trustees of the Trust, respectively, may terminate this Agreement and abandon the Reorganization contemplated hereby, at any time prior thereto, notwithstanding approval thereof by the shareholders of the Fund if, in the judgment of such Boards, proceeding with the Agreement would be inadvisable.

         8.       Entire Agreement

         This Agreement embodies the entire agreement between the parties and there are no agreements, understandings, restrictions or warranties among the parties other than those set forth herein or herein provided for. Furthermore, after the Fund's shareholders have approved this Agreement, no amendments may be made that materially adversely affect the interests of the shareholders of the Fund unless such amendments are submitted for shareholder approval.

         9.       Further Assurances

         Each of VAM Funds and the Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

         10.      Governing Law

         This Agreement and the transactions contemplated hereby shall be governed by and construed and enforced in accordance with the laws of the State of Delaware.


                                                SF:58206.2
                                                    26

         IN WITNESS WHEREOF, each of VAM Funds and the Trust has caused this Agreement and Plan of Reorganization to be executed on its behalf by its Chairman, President or a Vice President and attested by its Secretary or Assistant Secretary, all as of the day and year first above written.

                                       VAM INSTITUTIONAL FUNDS, INC, a Minnesota
                                corporation, on behalf of Segall Bryant & Hamill
                                                          Growth and Income Fund

                                        ----------------------------------------
ATTEST:

----------------------------------
          Secretary

                                               ADVISORS SERIES TRUST, a Delaware
                                  business trust, on behalf of SB&H Mid Cap Fund

                                         ---------------------------------------


ATTEST:

------------------------------------
          Secretary

Accepted and agreed to as to Sections 5 and 6 only:
SEGALL BRYANT & HAMILL

By:_________________________________
  (Name)
  (Title)

Accepted and agreed to as to Sections 5 and 6 only:
VOYAGEUR ASSET MANAGEMENT LLC


By:_________________________________
  (Name)
  (Title)

                                                SF:58206.2
                                                    27

                                                  PROXY
                                  FOR SPECIAL MEETING OF SHAREHOLDERS OF
                              SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND
                                           ON JANUARY 29, 1999


         The undersigned hereby appoints Paul Fricke and C. Alfred Bryant, or each of them, proxies for the undersigned, with full power of substitution, to represent the undersigned and to vote all of the shares of Segall Bryant & Hamill Growth and Income Fund (the "Fund") of VAM Institutional Funds, Inc. (the "VAM Funds") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held on January 29, 1999, and at any adjournment thereof.

         1. To approve or disapprove a proposed reorganization of the Fund into the SB&H Mid Cap Fund, a newly formed series of Advisors Series Trust.

                        [ ] FOR          [ ] AGAINST                [ ] ABSTAIN

         And, in their discretion, to transact any other business that may lawfully come before the Meeting or any adjournment(s) thereof.

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS AND WILL BE VOTED AS DIRECTED HEREIN. IF NO DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.


Dated:___________________________



                                                   -----------------------------
                                                      Signature of Shareholder


                                                   -----------------------------
                                                        Signature of Shareholder


When shares are registered jointly in the names of two or more persons, ALL such persons must sign. Signature(s) must correspond exactly with the name(s) the shares are registered under.
Please sign, date and return promptly in the enclosed envelope.


                                                SF:58206.2
                                                    28

                   PART B


                          VAM INSTITUTIONAL FUNDS, INC.
                  SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND
                             90 South Seventh Street
                                   Suite 4300
                              Minneapolis, MN 55402
                                 (612) 376-7000
                                    ---------

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY __, 1999
                     FOR REGISTRATION STATEMENT ON FORM N-14

                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus dated January __, 1999, which has been filed by Advisors Series Trust ("AST Trust") in connection with a Special Meeting of Shareholders of the Segall Bryant & Hamill Growth and Income Fund (the "Fund") of VAM Institutional Funds, Inc. (the "VAM Funds") that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing to American Data Service, Inc., 150 Motor Parkway, Suite 109, Hauppauge, NY 11788 or by calling toll-free 1-888-229-2105.

                  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

                  Further information about the VAM Funds, the Fund, AST Trust and the SB&H Mid Cap Fund (the "New Fund") is contained in the Fund's Prospectus dated August 27, 1998 , the New Fund's Preliminary Prospectus dated ___________, 1998, and the Annual Report of the Fund for the fiscal year ended April 30, 1998. The Fund's Statement of Additional Information dated August 27, 1998, and the New Fund's Preliminary Statement of Additional Information dated ____________, 1998, are incorporated by reference in this Statement of Additional Information and is available without charge by calling American Data Services, Inc. at (888) 229- 2105.

                  Pro-forma financial  statements are attached hereto as Exhibit
A.


                                                SF:58206.2
                                                    29

                                            TABLE OF CONTENTS
                                                                          Page

General Information........................................................B-2
Exhibit A..................................................................B-3



                                                SF:58206.2
                                                    30

                                           GENERAL INFORMATION

                  The shareholders of the Fund are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the Fund into the New Fund (and the transactions contemplated thereby). The Plan contemplates the transfer of all of the assets of the Fund as of the Effective Date to the New Fund, and the assumption by the New Fund of the liabilities of the Fund, in exchange for shares of the New Fund. Immediately after the Effective Date, the Fund will distribute to its shareholders of record as of the close of business on the Effective Date the shares of the New Fund received. The shares of the New Fund that will be issued for distribution to the Fund's shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Fund held as of the Closing Date. The VAM Funds will then take all necessary steps to terminate the qualification, registration and classification of the Fund. All issued and outstanding shares of the Fund will be canceled on the Fund's books. Shares of the New Fund will be represented only by book entries; no share certificates will be issued.

                  A Special Meeting of the Fund's shareholders to consider the transaction will be held at the Fund's offices, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402 on January 29, 1999 at 10 a.m., local time.

                  For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about the VAM Funds and the Fund, see the Fund's Statement of Additional Information, dated August 27, 1998, which is available without charge by calling the American Data Services, Inc. at (888) 229-2105. For further information about the AST Trust and the New Fund, see the New Fund's Preliminary Statement of Additional
Information, dated ___________, 1998, which is available without charge by calling the AST Trust at (602) 952-8520.



                                                SF:58206.2
                                                    31

                                                Exhibit A


                 SEGALL BRYANT AND HAMILL GROWTH AND INCOME FUND


PORTFOLIO OF INVESTMENTS AT OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares      COMMON STOCKS: 87.97%                                 Market Value
--------------------------------------------------------------------------------

              ADVERTISING AGENCIES: 2.94%
   3,500      The Interpublic Group of Companies, Inc.............     $ 204,750
                                                                       ---------

              COMMERCIAL BANKS - U.S.: 2.39%
   2,200      Star Banc Corporation...............................       166,375
                                                                       ---------

              COMMERCIAL SERVICES: 2.25%
   7,400      The ServiceMaster Company...........................       156,325
                                                                       ---------

              COMPUTER SERVICES: 2.89%
   3,500      Ceridian Corporation*...............................       200,813
                                                                       ---------

              COMPUTER SOFTWARE: 2.59%
   1,700      Microsoft Corporation*..............................       179,988
                                                                       ---------

              CONSUMER PRODUCTS - MISCELLANEOUS: 2.38%
   6,000      Blyth Industries, Inc.*.............................       165,750
                                                                       ---------

              DENTAL SUPPLIES AND EQUIPMENT: 1.11%
   3,000      DENTSPLY International, Inc.........................        77,250
                                                                       ---------

              DIVERSIFIED MANUFACTURING: 3.80%
   3,200      Applied Power, Inc..................................        88,200
   8,000      Littlefuse, Inc.*...................................       176,000
                                                                       ---------
                                                                         264,200
                                                                       ---------
              ELECTRIC - INTEGRATED: 1.67%
   2,400      New Century Energies, Inc...........................       115,950
                                                                       ---------

              ELECTRONICS: 3.92%
   6,500      Methode Electronics, Inc............................        99,938
   5,281      Molex Incorporated - Class A........................       172,623
                                                                       ---------
                                                                         272,561
                                                                       ---------
              FINANCIAL GUARANTEE INSURANCE: 2.18%
   3,900      MGIC Investment Corporation.........................       152,100
                                                                       ---------

              FOOD - RETAIL: 4.13%
   6,000      Safeway, Inc*.......................................     $ 286,875
                                                                       ---------

              IDENTIFICATION SYSTEMS / DEVICES: 2.57%
   4,000      Symbol Technologies, Inc............................       179,000
                                                                       ---------

              INSTRUMENTS - SCIENTIFIC: 3.03%

                                                SF:58206.2
                                                    32

   2,500      The Perkin-Elmer Corporation........................       210,781
                                                                       ---------

              INVESTMENT MANAGEMENT: 1.60%
   7,000      Security Capital Group Incorporated - Class B*......       111,563
                                                                       ---------

              LIFE / HEALTH INSURANCE: 2.67%
   5,000      Protective Life Corporation.........................       185,313
                                                                       ---------

              MEDICAL - BIOMEDICAL GENETICS: 2.20%
   2,200      Biogen, Inc.*.......................................       152,900
                                                                       ---------

              MEDICAL - DRUGS: 2.70%
   4,000      Abbott Laboratories.................................       187,750
                                                                       ---------

              MEDICAL INSTRUMENTS: 1.95%
   4,000      Biomet, Inc.*.......................................       135,750
                                                                       ---------

              MEDICAL PRODUCTS: 2.93%
   2,500      Johnson & Johnson...................................       203,750
                                                                       ---------

              MULTI-LINE INSURANCE: 1.24%
   2,000      The Allstate Corporation............................        86,125
                                                                       ---------

              OFFICE AUTOMATION AND EQUIPMENT: 2.79%
   2,000      Xerox Corporation...................................       193,750
                                                                       ---------

              OFFICE FURNISHINGS: 0.65%
   2,500      Steelcase, Inc. - Class A...........................        45,000
                                                                       ---------

              OFFICE SUPPLIES AND FORMS: 4.76%
   3,700      Avery Dennison Corporation..........................     $ 153,318
   5,700      New England Business Service, Inc...................       177,412
                                                                       ---------
                                                                         330,730
                                                                       ---------
              OPERATIONS: 5.60%
   2,400      General Electric Company............................       210,000
   2,800      Illinois Tool Works, Inc............................       179,550
                                                                       ---------
                                                                         389,550
                                                                       ---------
              PIPELINES: 2.28%
   3,000      Enron Corp..........................................       158,250
                                                                       ---------

              PUBLISHING - NEWSPAPERS: 1.66%
   2,000      Tribune Company.....................................       115,250
                                                                       ---------

              RETAIL - BUILDING PRODUCTS: 5.73%
   5,000      Fastenal Company....................................       180,625
   5,000      The Home Depot, Inc.................................       217,500
                                                                       ---------
                                                                         398,125
                                                                       ---------
              RETAIL - DISCOUNT: 2.40%
   7,000      Dollar General Corporation..........................       167,124
                                                                       ---------


                                                SF:58206.2
                                                    33

              SUPER - REGIONAL BANKS - U.S.: 4.64%
   3,000      First Union Corporation.............................       174,000
   4,000      Norwest Corporation.................................       148,750
                                                                       ---------
                                                                         322,750
                                                                       ---------
              TELEPHONE - LONG DISTANCE: 1.59%
   2,000      MCI WORLDCOM, Inc...................................       110,500
                                                                       ---------

              TEXTILE APPAREL: 2.73%
  11,000      Jones Apparel Group, Inc.*..........................       189,750
                                                                       ---------


              Total Common Stocks (cost $5,052,366)...............     6,116,648
                                                                       ---------

--------------------------------------------------------------------------------
Principal Amount     SHORT-TERM INVESTMENTS: 6.67%
--------------------------------------------------------------------------------
$257,534      Star Treasury Fund.................................................     $ 257,534
 750,000      U.S. Treasury Strips*..............................................       206,419
                                                                                      ---------

              Total Short-Term Investments (cost $425,393).......................       463,953
---------
              Total Investments in Securities (cost $5,477,759+): 94.64%.........     6,580,601
              Liabilities in excess of Other Assets: 5.36%.......................       372,492                          ---------
              TOTAL NET ASSETS: 100.0% ..........................................     6,953,093
=========

*Non-incoming producing security.

+At October 31, 1998, the cost of securities for Federal tax purposes was approximately the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

              Gross unrealized appreciation.......................................   $1,215,761
              Gross unrealized depreciation.......................................     (112,919)          ----------
              Net unrealized appreciation.........................................   $1,102,842
==========


See Notes to Financial Statements.

                                                                -----------        -----------

--------------------------------------------------------------------------------
Notes to Portfolio of Investments

            INVESTMENTS IN SECURITIES
            Investments in securities traded on national or international securities exchanges are valued at the last sales price on that exchange; securities traded in the over-the-counter market and listed securities for which no sale was reported on the valuation date are valued on the basis of the last current bid price. The values of fixed income securities are determined by using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors. Investments in short-term securities with maturities of more than 60 days from the valuation date are valued at the last bid price or at fair value as determined by a pricing service approved by the Board of Directors. Short-term securities with maturities of less than 60 days are valued at amortized cost which approximates market value.

            Security  transactions  are  accounted  for on trade date.  Realized

                                                SF:58206.2
                                                    34
            gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily.


Pro Forma Statement of Assets and Liabilities October 31, 1998 (Unaudited)

                                                                        Pro
                                                      Segall, Bryant    Forma
                                                      & Hamill Growth   Adjust- Pro Forma
                                                      And Income Fund   ments   Combined
                                                      ----------        -----   --------
ASSETS:
Investment securities, at value                       $6,580,601        $  0    $6,580,601
Cash                                                       2,127        19,662      21,789
Receivables:
 Interest and Dividends                                    4,542           0         4,542
 Fund Shares Sold                                         11,200           0        11,200
 Portfolio Securities Sold                               371,377           0       371,377
Unamortized Organization Expenses                         19,662       (19,662)          0
Other assets                                               2,445           0         2,445
                                                      ----------- -----------  -----------
 Total assets                                          6,991,955           0     6,991,955
                                                      ----------- -----------  -----------
LIABILITIES:
Accrued liabilities:
 Administration fees                                       2,548           0         2,548
 Distribution fees                                         6,525           0         6,525
 Investment advisory fees                                  4,099           0         4,099
 Other accrued expenses                                   12,316           0        12,316
Other Payables                                            13,374           0        13,374
                                                      ----------- -----------  -----------
          Total Liabilities                               38,862           0        38,862
                                                      ----------- -----------  -----------
NET ASSETS:
Paid-in capital                                        5,721,531           0     5,721,531

Accumulated undistributed net investment income         (108,843)          0      (108,843)
Accumulated undistributed net realized gain (loss) on
investment transactions                                  237,563           0       237,563
Net unrealized appreciation/depreciation of investmen  1,102,842           0     1,102,842
                                                      ----------- -----------   -----------

Net Assets:                                            6,953,093           0     6,953,093
                                                      ----------- -----------   -----------

Shares of capital stock outstanding ($.01 par value;  unlimited number of shares authorized):
Shares                                                   531,395           0       531,395
Shares:
 Net asset value, redemption price and maxim             $ 13.08           0       $ 13.08
 offering price per share
 Cost of Investments                                  $ 5,477,759     $    0   $ 5,477,759

 See notes to financial statements



                                                SF:58206.2
                                                    35

SBH Mid Cap Fund
Pro Forma Statements of Operations
For the six months ended October 31, 1998 (Unaudited)

                                                      Segall, Bryant                  Pro Forma
                                                      & Hamill Growth                 SB&H Mid
                                                      and Income        Pro Forma     Cap
                                                      Fund              Adjustments   Fund
                                                      ----------        ------        ----
INVESTMENT INCOME:
Dividend                                               $ 33,055            $ 0        $ 33,055
Interest                                                  1,299              0           1,299
Other                                                    10,450              0          10,450
                                                      ----------        ----------  ----------
 Total investment income                                 44,804              0          44,804
                                                      ----------        ----------  ----------
EXPENSES: (Note 2)
Administrative fees                                       7,562           7,561         15,123
Distribution fees                                         8,563               0          8,563
Investment advisory fees                                 25,689               0         25,689
Custodian fees                                            1,815           1,785          3,600
Printing and postage                                      1,025           2,975          4,000
Professional fees                                         4,285           4,215          8,500
Registration fees                                         2,554           2,446          5,000
Transfer agent fees                                       3,277           3,223          6,500
Trustees fees and expenses                                1,151           1,099          2,250
Amortization of deferred org.  expenses                   1,608          (1,608)           0
Fund accounting expense                                   4,033           3,967          8,000
Other                                                    14,634         (12,630)         3,516
                                                      ----------        ----------  ----------
 Total Expenses                                          76,196          13,033         89,229
                                                      ----------        ----------  ----------

 Less amounts waived                                    (16,255)        (13,033)      (29,288)
                                                      ----------        ----------  ----------
          Net expenses                                   59,941               0        59,941
                                                      ----------        ----------  ----------
                   Net investment income                (15,137)              0       (15,137)
                                                      ----------        ----------  ----------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on investments                       (115,805)              0      (115,805)
Change in net unrealized appreciation on investments   (207,898)              0      (207,898)
                                                      ----------        ----------  ----------
 Net realized and unrealized loss on investments       (323,703)              0      (323,703)
                                                      ----------        ----------  ----------
          Net decrease in net assets from operations   (338,840)              0      (338,840)
                                                      ==========        ==========  ==========

See notes to financial statements.



                   SB&H Mid Cap Fund
                  Notes to the Pro Forma Financial Statements

1.        Basis of presentation

          The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations ( "Pro Forma Statements" ) reflect the accounts of the Segall Bryant & Hamill Growth and Income Fund at October 31, 1998 for the six month period then ended.

          The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Segall

                                                SF:58206.2
                                                    36

Bryant & Hamill Growth and Income Fund to the SB&H Mid Cap Fund in exchange for shares of such SB&H Mid Cap Fund.

          The Pro Forma Statements should be read in conjunction with the historical financial statements of the Segall Bryant & Hamill Growth and Income Fund included in the Statement of Additional Information.

2.        Pro Forma Operating Expenses

          The Pro Forma Statement of Operations assume similar rates of gross investment income for the investments of the SB&H Mid Cap Fund. Accordingly, the gross investment income is equal to the Segall Bryant & Hamill Growth and Income Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the SB&H Mid Cap Fund more closely.





                 PART C



                                          ADVISORS SERIES TRUST
                                                  PART C
                                            OTHER INFORMATION


ITEM 15.  INDEMNIFICATION

         The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 30, filed October 15 1998, to the Registrant's Registration Statement on Form N-1A, Registration Statement No. 333-42505 (the "Registration Statement").

ITEM 16.  EXHIBITS

Exhibit No.

      1           Agreement and Declaration of Trust (1)

      2           By-laws, as amended. (1)

      3           Not Applicable.

      4 Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to Prospectus/Proxy Statement).

      5           Specimen share certificate. (3)

      6           Investment Advisory Agreement (2)

      7           Distribution Agreement. (2)

      8           Not Applicable.


                                                SF:58206.2
                                                    37

      9           Custodian Agreement. (3)

      10          Rule 12b-1 Distribution Plan. (4)

      11 Opinion of Counsel regarding legality of issuance of shares and other matters. (7)

      12          Opinion of Counsel on tax matters. (7)

      13(a) Administration Agreement with Investment Company Administration, LLC. (2)

      13(b)       Fund Accounting Service Agreement. (2)

      13(c)       Transfer Agency and Service Agreement. (2)

      14          Consent of KPMG Peat Marwick LLP (6)

      15          Not Applicable.

      16          Power of Attorney (5)

      17          Not Applicable

(1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and incorporated herein by this reference.

(2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997, and incorporated herein by this reference.

(3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997, and incorporated herein by this reference.

(4) Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on May 1, 1997, and incorporated herein by this reference.

(5) Previously filed with Form N-14 (File No. 333-17391) on December 3, 1998 and incorporated herein by this reference

(6)   Filed herewith

(7)    To be filed by amendment

(6)  To be filed by amendment.

ITEM 17.  UNDERTAKINGS.

                                                SF:58206.2
                                                    38

          (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                                SF:58206.2
                                                    39

                                              EXHIBIT 14

                                          KPMG PEAT MARWICK LLP
                                           4200 Norwest Center
                                         90 South Seventh Street
                                          Minneapolis, MN 55402



INDEPENDENT AUDITORS' CONSENT


The Board of Directors
VAM Institutional Funds, Inc.:

We consent to the use of our present for the financial statements of Segall Bryant & Hamill Growth and Income Fund, dated June 5, 1998, and to the reference to our Firm under the heading "EXPERTS" incorporated by reference herein in the combined registration/ proxy statement on Form N-14.
                                            /s/ KPMG Peat Marwick LLP

                                            KPMG Peat Marwick LLP


Minneapolis, Minnesota
December 11, 1998



                                                SF:58206.2
                                                    40

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and the State of Arizona on the 14th day of December, 1998.


                                                           ADVISORS SERIES TRUST


                                                      By /s/ Eric M.  Banhazl*
                                                             Eric M.  Banhazl
                                                                  President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities on the dates indicated.


Name                          Title                  Date

/s/ Eric M.  Banhazl*         President, Principal   December 14, 1998
______________________        Financial Accounting
Eric M.  Banhazl              Officer, and Trustee


/s/ Walter E.  Auch Sr.*      Trustee                December14, 1998
----------------------
Walter E.  Auch, Sr.

/s/ Donald E.  O'Connor*      Trustee                December 14, 1998
----------------------
Donald E.  O'Connor

/s/ George T.  Wofford III*   Trustee                December 14, 1998
----------------------
George T.  Wofford III


*/s/ Robert H.  Wadsworth
----------------------
By: Robert H.  Wadsworth
  Attorney in Fact